Related party transactions (Detail)	12 Months Ended				12 Months Ended										12 Months Ended									12 Months Ended		12 Months Ended			12 Months Ended
	Dec. 31, 2013 CAD Facility	Dec. 31, 2012 CAD	Dec. 31, 2011 Emera USD ($)	Jan. 02, 2013 Series C Preferred Stock	Dec. 31, 2013 Parties CAD	Dec. 31, 2013 Algonquin Power Management Inc. CAD	Dec. 31, 2012 Algonquin Power Management Inc. CAD	Dec. 31, 2004 Algonquin Power Management Inc. CAD	Dec. 31, 2003 Algonquin Power Management Inc. CAD	Dec. 31, 2013 Algonquin Power Management Inc. Advance against expense reimbursements CAD	Dec. 31, 2012 Algonquin Power Management Inc. Advance against expense reimbursements CAD	Dec. 31, 2004 Algonquin Power Management Inc. Legal fees expense CAD	Jan. 02, 2013 Algonquin Power Management Inc. Class B limited partnership units	Jan. 02, 2013 Management Series C Preferred Stock	Dec. 31, 2011 Maine Public Service Company USD ($)	Dec. 31, 2013 Maine Public Service Company Energy Service USD ($)	Dec. 31, 2012 Maine Public Service Company Energy Service USD ($)	Dec. 31, 2013 Subsidiaries of Liberty Utilities Co CAD	Dec. 31, 2012 Subsidiaries of Liberty Utilities Co CAD	Dec. 31, 2013 St. Leon Limited Partnership Management CAD	Dec. 31, 2012 St. Leon Limited Partnership Management CAD	Dec. 31, 2013 Rattlebrook hydroelectric facility CAD MW	Dec. 31, 2013 Rattlebrook hydroelectric facility Parties	Dec. 31, 2013 Long Sault Hydro Facility MW note	Dec. 31, 2013 Long Sault Hydro Facility Algonquin Power Management Inc.	Dec. 31, 2013 Long Sault Hydro Facility Algonquin Power Co CAD	Dec. 31, 2013 Brampton Cogeneration Plant Algonquin Power Management Inc.	Dec. 31, 2004 Brampton Cogeneration Plant Algonquin Power Management Inc.	Dec. 31, 2013 Minimum Brampton Cogeneration Plant Algonquin Power Management Inc.
Transactions with Third Party [Line Items]
Amounts due from related party		816,000
Amounts due to related party		1,811,000
Cost in connection with aircraft						472,000	598,000
Legal fees funded									2,000,000
Reimbursements expenses					1,829,000			1,300,000				1,000,000
Reimbursement of fees					812,000
Number of facilities	3
Accumulated legal fees								2,000,000
Amortization expense										0	279,000
Cash distributions																					175,000
Preferred stock shares issued (in shares)				100										36
Base lease costs						310,000	333,000
Interest on hydroelectric generating facility																						45.00%
Equity interest in hydroelectric generating facility held by senior executives																							55.00%
Ownership interest exchange																						45.00%
Project power capacity																						4		18
Proceeds from sale of interest in investment																						3,408,000
Tax																						422,000
Fees received for related party transactions	400,000
Investment in partnership units (in units)													100							100
Payments to acquire partnership interests																										3,780,000
Number of notes acquired from original partnership																								2
Percentage of future cash flows of the facility																									5.00%		50.00%
Units of partnership interests (in units)																												50
Percent return on investment																													15.00%
Adjustment of deferred tax liability																										10,692,000
Adjustment to equity for shareholders																										14,601,000
Corporate guarantee			1,000,000												3,000,000
Inter-company Sales																6,042,000	6,096,000
Standard offer service contract															3 years
Corporate guarantee and letter of credit															100,000
Related party transactions, expenses paid																		29,000